COMMITMENTS (Tables)	12 Months Ended
Dec. 31, 2013
COMMITMENTS
Future minimum lease payments under non-cancelable operating leases
Years ending December 31	RMB

2014	9,075
2015	4,355
2016	3,444
2017	2,002
2018 and thereafter	1,600
20,476